The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net realized gains (losses) on sales and redemptions for physical bullion	$ 255
Net change in unrealized gains (losses)	293,022	(22,024)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	167,365	115,909
Purchases	310,441	73,480
Sales	(1,936)
Redemptions for physical bullion
Net realized gains (losses) on sales and redemptions for physical bullion	255
Net change in unrealized gains (losses)	293,022	(22,024)
Balance at end of year	$ 769,147	$ 167,365